Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 56,329	$ 29,658
Accounts receivable, net	774,146	521,618
Note receivable - related party		227,877
Prepaid expenses and other current assets	150,272	5,761
Total Current Assets	980,747	784,914
Fixed assets, net	34,165	36,373
Intangible assets, net	1,206,966	444,584
Goodwill	5,863,058
Restricted cash	114,199	28,746
Long-term investment		40,603
Deferred tax assets	116,111
Right-of-use asset	112,076	126,118
Long-term taxes receivable	122,136	316,525
Other assets	3,137	3,196
Total Non-current Assets	7,571,848	996,145
TOTAL ASSETS	8,552,595	1,781,059
Current Liabilities:
Accounts payable and accrued expenses	2,146,015	1,163,505
Cash overdraft	218,747	188,721
Accrued payroll and related taxes	412,144	327,084
Accrued taxes and duties payable	72,169	46,577
Deferred revenue	3,831
Derivative liability	1,152,620
Contingent consideration - Rohuma	1,383,954
Contingent consideration - Mimo	656,179
Current portion - lease liability	13,071	8,779
Current portion - long-term debt - related parties	3,892,463	1,843,399
Current portion - long-term debt	218,972	133,761
Current portion - convertible notes payable, net of discounts	654,851
Current portion - convertible debt - long-term debt - related and unrelated parties		241,334
Total Current Liabilities	10,825,016	3,953,160
Long-term debt, net of current portion	36,052	59,856
Long-term debt - related parties, net of current portion
Lease liability, net of current portion	109,830	125,219
Total Non-current Liabilities	145,882	185,075
Total Liabilities	10,970,898	4,138,235
Commitments and contingencies
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, par value, $0.0001, 10,000,000 shares authorized, Series A Convertible Preferred, 0 and 50,000 shares issued and outstanding, respectively		5
Common stock, par value, $0.0001, 300,000,000 shares authorized, 4,171,638 and 3,412,281 issued and outstanding, respectively	417	341
Additional paid in capital	6,508,931	119,650
Accumulated deficit	(8,953,768)	(2,504,893)
Accumulated other comprehensive income (loss)	30,605	27,721
Total Stockholders’ Equity (Deficit) before Non-controlling Interest	(2,413,815)	(2,357,176)
Non-controlling interest	(4,488)
Total Stockholders’ Equity (Deficit)	(2,418,303)	(2,357,176)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 8,552,595	$ 1,781,059